Equity Investment (Details Narrative)	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2022
Yanbian Bao Feng Biotechnology Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest rate	7.00%	7.00%	7.00%